PARTIES IN INTEREST	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES IN INTEREST	PARTIES IN INTEREST
At December 31, 2025 and 2024, certain Plan investments are managed by Fidelity Management Trust Company (Fidelity), the Plan’s trustee, and therefore these transactions qualify as party in interest transactions. The Plan also holds notes receivable representing participant loans. Additionally, the Plan allows participants to elect to invest in the common stock of Gibraltar Industries, Inc. Transactions in such investments qualify as party in interest transactions which are exempt from the prohibited transaction rules. Fidelity provides certain administrative services to the Plan pursuant to a Trust Agreement between the Company and Fidelity. Fidelity receives revenue from mutual fund service providers for services Fidelity provides to the funds. This revenue is used to offset certain amounts owed to Fidelity for its administrative services to the Plan.

Each participant account is subject to administrative fees. Any revenue sharing that Fidelity receives is credited to the participant's account that resulted in the revenue share, less any amounts to cover the participant's administrative fees. Fidelity remits this excess on a quarterly basis. Each participant account, the Plan, or the Company may make a payment to Fidelity for administrative expenses not covered by revenue sharing.